Debt issued measured at amortized cost (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Financial Liabilities [Line Items]
Short-term debt	$ 44,031	$ 33,870
Senior unsecured debt	113,816	122,574
of which: contributes to total loss-absorbing capacity	90,753	89,739
Covered bonds	14,635	11,651
Subordinated debt	22,077	17,878
of which: eligible as high-trigger loss-absorbing additional tier 1 capital instruments	21,022	17,551
Debt issued through the Swiss central mortgage institutions	27,635	28,278
Other long-term debt	183	456
Long-term debt	178,345	180,836
Total debt issued measured at amortized cost	222,377	214,706
Contingent capital instruments that are subject to equity conversion upon the occurrence of a contractual trigger event or a contractual viability event	17,900	13,000
Contingent capital instruments that are subject to write-down upon the occurrence of a contractual trigger event or a contractual viability event	$ 3,800	$ 4,600
Secured portion of Covered bonds	100.00%	100.00%
Secured portion of Debt issued through the Swiss central mortgage institutions	100.00%	100.00%
Secured portion of Other long-term debt	91.00%	97.00%
Unsecured portion of total debt issued measured at amortized cost	100.00%	100.00%